REVENUE - RECEIVABLES AND CONTRACT LIABILITIES BALANCES (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Contract with Customer, Asset [Roll Forward]
Beginning of period, January 1, 2021	$ 111,871	$ 20,577	$ 9,056
End of period, June 30, 2021	147,168	111,871	20,577
Increase in receivables during the period	35,297	91,294	11,521
Contract with Customer, Liability [Roll Forward]
Beginning of period, January 1, 2021	2,060	954	1,727
End of period, June 30, 2021	3,605	2,060	954
Increase in contract liabilities during the period	$ 1,545	$ 1,106	$ (773)